Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Midas Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks primarily capital appreciation and protection against inflation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 2 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objectives, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum, other precious metals, or other natural resources ("Natural Resources Companies") and (ii) gold, silver, and platinum bullion and coins. Up to 35% of the Fund's total assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, and in securities of selected growth companies. The Fund may invest in domestic and foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund's investment objectives is limited or exceeded by another potential investment opportunity, when an investment in an issuer no longer appears to meet the Fund's investment objectives, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") . The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objectives. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money by investing in the Fund.

Investments in Gold, Silver, Platinum, and Other Precious Metals.  Investment in gold, silver, platinum, and other precious metals are considered speculative.  The Fund's investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals and certain other non-securities related sources.  Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resources Companies. The profitability of Natural Resources Companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments, and economic conditions.  The operations and financial performance of Natural Resources Companies may be directly affected by the prices of the produced commodities, especially those Natural Resources Companies whose reserves of the commodities are significant assets.   The value of securities issued by Natural Resources Companies may also be affected by changes in overall market movements, changes in interest rates, inflation rates, or investor expectations concerning such rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. It is possible that the performance of securities of Natural Resources Companies may lag the performance of other industries or the broader market as a whole. The prices of Natural Resources Company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, Natural Resources Companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods.  The financial performance of Natural Resources Companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Precious Metals Mining Company Risk.  The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals.  Precious metals mining companies also face risks related to their operations that may affect overall profitability.  These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines.  In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies.  These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Climate Change Risk.  The Fund is subject to the special risks associated with climate change.  Weather may play a role in the cash flows of the Natural Resources Companies in which the Fund invests.  Although many of the companies in this sector can reasonably predict seasonal weather patterns, extreme weather conditions, such as those that may result from climate change, many be unpredictable.  The damage done by extreme weather could adversely affect the financial condition of such companies.  Additionally, new or strengthened regulations or legislation could increase the operating costs and/or decrease the revenues of Natural Resources Companies.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio.  A risk of investing in stocks, precious metals, and other instruments is that their value will go up and down, sometimes rapidly and unpredictably, reflecting overall economic conditions and other factors and you could lose money.  The Fund may invest in emerging companies, such as start - ups and spin - offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Concentration.  The Fund is subject to industry concentration risk, which is the risk that the Fund's performance can be significantly affected by economic, market, political or regulatory occurrences affecting the precious metals and natural resources industries.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries where those securities are issued or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in custody in those foreign countries.  If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.  In addition, investing in emerging (less developed) markets may involve higher levels of each of these risks.

Pricing.  Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund's last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment's sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities or obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.

Small Capitalization.  The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history.  Investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid and have narrower product lines, more limited financial resources, and more limited markets for their stock as compared with larger companies.  As a result, the value of such securities may be more volatile than the securities of larger companies.  During broad market downturns, the Fund's net asset value (" NAV ") may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund's investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be offset by income or capital gain from the securities purchased.  There can be no assurance that the Fund's use of leverage will be successful.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  The Fund may incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased, plus any premiums or interest paid to the third party.  Because the Fund's potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. Derivatives also may be subject to certain other risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation.  A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Security Selection.  The securities selected for the Fund's portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.  As a result, the Fund may underperform the markets, its benchmark index or other funds with the same objective or in the same asset class.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, exchange traded fund ("ETF") shares, or other Fund holdings in complete or partial payment of redemptions.

Active Trading.  The Fund may trade securities actively.  This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower the Fund's after tax performance.

		Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional related costs.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is not a complete investment program and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities or obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The following table compares the Fund's average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Morningstar Specialty Fund-Precious Metals Average ("PMA") is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morningstar Specialty Fund-Precious Metals Average ("PMA") is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS FUND – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1/1/2016 – 3/31/2016 45.07% Worst Quarter: 7/1/08 – 9/30/08 (41.51)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund's returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder's tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Midas Fund | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
One Year	rr_ExpenseExampleYear01	$ 342
Three Years	rr_ExpenseExampleYear03	1,042
Five Years	rr_ExpenseExampleYear05	1,765
Ten Years	rr_ExpenseExampleYear10	$ 3,676
2007	rr_AnnualReturn2007	31.70%
2008	rr_AnnualReturn2008	(60.89%)
2009	rr_AnnualReturn2009	83.88%
2010	rr_AnnualReturn2010	47.91%
2011	rr_AnnualReturn2011	(35.97%)
2012	rr_AnnualReturn2012	(27.45%)
2013	rr_AnnualReturn2013	(46.72%)
2014	rr_AnnualReturn2014	(28.26%)
2015	rr_AnnualReturn2015	(28.28%)
2016	rr_AnnualReturn2016	64.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	45.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.51%)
1 Year	rr_AverageAnnualReturnYear01	64.79%
5 Years	rr_AverageAnnualReturnYear05	(20.00%)
10 Years	rr_AverageAnnualReturnYear10	(11.52%)
Midas Fund | Return After Taxes on Distributions | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	64.79%
5 Years	rr_AverageAnnualReturnYear05	(20.00%)
10 Years	rr_AverageAnnualReturnYear10	(11.64%)
Midas Fund | Return After Taxes on Distributions and Sale of Fund Shares | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	36.67%
5 Years	rr_AverageAnnualReturnYear05	(13.38%)
10 Years	rr_AverageAnnualReturnYear10	(7.30%)
Midas Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.94%
Midas Fund | PMA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	54.81%
5 Years	rr_AverageAnnualReturnYear05	(13.05%)
10 Years	rr_AverageAnnualReturnYear10	(3.02%)